Significant accounting judgements, estimates and assumptions Narrative (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant accounting judgements, estimates and assumptions
Tax losses carried forward	€ 11,948	€ 9,451	€ 12,231
Other tax credits Materialize NV	4,581	1,570	2,009
Notional interest deduction	€ 315	€ 315	€ 402
Belgian Patent Income Deduction %	80.00%	80.00%	80.00%
Innovation Income Deduction	85.00%
Deferred tax assets recognized	€ 0	€ 109	€ 906
Unrecognized deferred tax assets	7,904	8,877	9,660
Net profit would have increased by	2,687
Tax losses utilized	7,904
Goodwill	18,447	8,860	9,664
Impairment charges on goodwill	€ 0	€ 0	€ 104